Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net Income	$ 8,107	$ 3,087	$ 2,477	$ 1,611	$ 2,211
Adjustments to reconcile net income to net cash provided by operating activities:
Miscellaneous other assets	(390)	1,125	(34)
Miscellaneous other liabilities	1,021	(6)	397
Net cash provided by operating activities	2,157	7,040	4,276
Cash flows from investing activities
Purchase of investments in other assets	(1,120)
Net cash provided (used) by investing activities	(225,324)	13,214	(9,636)
Cash flows from financing activities
Repurchase of common stock, net	(991)	(850)	(747)
Cash paid for fractional shares	(7)	(7)	(8)
Net cash provided by financing activities	156,837	17,010	52,891
Increase (decrease) in cash and cash equivalents	(66,330)	37,264	47,531
Cash and cash equivalents, beginning of year	155,198	117,934	70,403
Cash and cash equivalents, end of year	88,868	155,198	117,934	70,403
Number of Common Shares Issued [Member]
Cash flows from operating activities
Net Income	8,107	3,087	2,477
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(5,882)	(1,206)	(2,026)
Unrealized gain on equity securities	(451)
Miscellaneous other assets	120	(435)	(198)
Miscellaneous other liabilities	(182)	528	220
Net cash provided by operating activities	1,712	1,974	473
Cash flows from investing activities
Purchase of equity securities	(901)
Purchase of investments in other assets	(1,120)
Net cash provided (used) by investing activities	(2,021)
Cash flows from financing activities
Increase (decrease) in master notes	84	(564)	(562)
Increase (decrease) in long-term debt	1,000	(440)	440
Net increase in subordinated debentures		458
Net increase in investment in subsidiares			(250)
Net proceeds from issuance of common stock - stock options			65
Repurchase of common stock, net	(991)	(850)	(747)
Cash paid for fractional shares	(7)	(7)	(7)
Other, net	1	1
Net cash provided by financing activities	87	(1,402)	(1,061)
Increase (decrease) in cash and cash equivalents	(222)	572	(588)
Cash and cash equivalents, beginning of year	2,115	1,543	2,131
Cash and cash equivalents, end of year	$ 1,893	$ 2,115	$ 1,543	$ 2,131